OTHER PAYABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Payables

	09/30/2018	12/31/2017
Provisions for indemnities payable	708,652	607,559
Third party consignment	47,039	35,293
Provision for asset decommissioning	17,223	16,716
Other (i)	482,997	392,832
Total	1,255,911	1,052,400
Current	460,125	469,214
Non-current	795,786	583,186

(i) Impact of the adoption of ASC 606 in 2018.

	2017	2016
Provisions for indemnities payable (Note 27)	607,559	526,935
Payable for the acquisition of equity interest	—	342,086
Third party consignment	35,293	66,293
Provision for asset decommissioning	16,716	16,064
Other	392,832	452,082

Total	1,052,400	1,403,460

Current	469,214	527,144
Non-current	583,186	876,316